Financial Assets at Amortized Cost - Schedule of Loans to Customer (Details) - CLP ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Schedule of Loans to Customer [Line Items]
Loans to customers		$ 38,242,862	$ 36,941,087
Commercial Loans [Memebr]
Schedule of Loans to Customer [Line Items]
Loans to customers		14,958,447	15,302,825
Chilean Exports Foreign Trade Loans [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		1,440,818	1,129,411
Accrediting Foreign Trade Loans Negotiated in Terms of Chilean Imports [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		160	92
Chilean Imports Foreign Trade Loans [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		552,644	574,874
Current Account Debtors [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		190,402	180,241
Credit Card Debtors [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		114,348	96,777
Factoring Transactions [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		593,156	598,848
Commercial Lease Transactions [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers	[1]	1,980,986	1,811,250
Student Loans [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		50,049	54,179
Other loans and Accounts Receivable [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		12,402	21,906
Commercial Loans Subtotal [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		19,893,412	19,770,403
Mortgage Bonds [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		1,393	2,490
Endorsable Mortgage Mutual Loans [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		11,025	11,287
Mortgage Mutual Financed With Mortgage Bonds [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers
Other Mortgage Mutual Loans [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		13,022,165	12,100,720
Residential Lease Transactions [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers	[1]
Other Loans and Accounts Receivable [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		163,112	162,769
Mortgage Loans Subtotal [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		13,197,695	12,277,266
Consumer Loans in Installments [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		2,922,408	2,833,068
Current Account Debtors [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		267,536	263,753
Credit Card Debtors [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		1,961,289	1,795,983
Consumer Lease Transactions [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers	[1]	305	360
Other Loans and Accounts Receivable [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		217	254
Consumer Loans Subtotal [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		5,151,755	4,893,418
Gross Carrying Amount [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		38,936,296	37,651,274
Gross Carrying Amount [Member] | Commercial Loans [Memebr]
Schedule of Loans to Customer [Line Items]
Loans to customers		15,147,886	15,500,934
Gross Carrying Amount [Member] | Chilean Exports Foreign Trade Loans [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		1,449,806	1,138,316
Gross Carrying Amount [Member] | Accrediting Foreign Trade Loans Negotiated in Terms of Chilean Imports [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		162	94
Gross Carrying Amount [Member] | Chilean Imports Foreign Trade Loans [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		562,650	583,013
Gross Carrying Amount [Member] | Current Account Debtors [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		196,819	186,515
Gross Carrying Amount [Member] | Credit Card Debtors [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		128,671	107,766
Gross Carrying Amount [Member] | Factoring Transactions [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		596,935	603,354
Gross Carrying Amount [Member] | Commercial Lease Transactions [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers	[1]	1,991,663	1,822,495
Gross Carrying Amount [Member] | Student Loans [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		52,511	56,923
Gross Carrying Amount [Member] | Other loans and Accounts Receivable [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		20,877	30,634
Gross Carrying Amount [Member] | Commercial Loans Subtotal [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		20,147,980	20,030,044
Gross Carrying Amount [Member] | Mortgage Bonds [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		1,400	2,500
Gross Carrying Amount [Member] | Endorsable Mortgage Mutual Loans [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		11,071	11,327
Gross Carrying Amount [Member] | Mortgage Mutual Financed With Mortgage Bonds [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers
Gross Carrying Amount [Member] | Other Mortgage Mutual Loans [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		13,056,028	12,132,671
Gross Carrying Amount [Member] | Residential Lease Transactions [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers	[1]
Gross Carrying Amount [Member] | Other Loans and Accounts Receivable [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		164,828	164,270
Gross Carrying Amount [Member] | Mortgage Loans Subtotal [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		13,233,327	12,310,768
Gross Carrying Amount [Member] | Consumer Loans in Installments [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		3,255,475	3,182,932
Gross Carrying Amount [Member] | Current Account Debtors [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		284,207	270,974
Gross Carrying Amount [Member] | Credit Card Debtors [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		2,013,622	1,854,678
Gross Carrying Amount [Member] | Consumer Lease Transactions [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers	[1]	320	380
Gross Carrying Amount [Member] | Other Loans and Accounts Receivable [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		1,365	1,498
Gross Carrying Amount [Member] | Consumer Loans Subtotal [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		5,554,989	5,310,462
Accumulated Impairment [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		(693,434)	(710,187)
Accumulated Impairment [Member] | Commercial Loans [Memebr]
Schedule of Loans to Customer [Line Items]
Loans to customers		(189,439)	(198,109)
Accumulated Impairment [Member] | Chilean Exports Foreign Trade Loans [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		(8,988)	(8,905)
Accumulated Impairment [Member] | Accrediting Foreign Trade Loans Negotiated in Terms of Chilean Imports [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		(2)	(2)
Accumulated Impairment [Member] | Chilean Imports Foreign Trade Loans [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		(10,006)	(8,139)
Accumulated Impairment [Member] | Current Account Debtors [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		(6,417)	(6,274)
Accumulated Impairment [Member] | Credit Card Debtors [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		(14,323)	(10,989)
Accumulated Impairment [Member] | Factoring Transactions [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		(3,779)	(4,506)
Accumulated Impairment [Member] | Commercial Lease Transactions [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers	[1]	(10,677)	(11,245)
Accumulated Impairment [Member] | Student Loans [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		(2,462)	(2,744)
Accumulated Impairment [Member] | Other loans and Accounts Receivable [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		(8,475)	(8,728)
Accumulated Impairment [Member] | Commercial Loans Subtotal [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		(254,568)	(259,641)
Accumulated Impairment [Member] | Mortgage Bonds [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		(7)	(10)
Accumulated Impairment [Member] | Endorsable Mortgage Mutual Loans [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		(46)	(40)
Accumulated Impairment [Member] | Mortgage Mutual Financed With Mortgage Bonds [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers
Accumulated Impairment [Member] | Other Mortgage Mutual Loans [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		(33,863)	(31,951)
Accumulated Impairment [Member] | Residential Lease Transactions [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers	[1]
Accumulated Impairment [Member] | Other Loans and Accounts Receivable [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		(1,716)	(1,501)
Accumulated Impairment [Member] | Mortgage Loans Subtotal [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		(35,632)	(33,502)
Accumulated Impairment [Member] | Consumer Loans in Installments [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		(333,067)	(349,864)
Accumulated Impairment [Member] | Current Account Debtors [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		(16,671)	(7,221)
Accumulated Impairment [Member] | Credit Card Debtors [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		(52,333)	(58,695)
Accumulated Impairment [Member] | Consumer Lease Transactions [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers	[1]	(15)	(20)
Accumulated Impairment [Member] | Other Loans and Accounts Receivable [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		(1,148)	(1,244)
Accumulated Impairment [Member] | Consumer Loans Subtotal [Member]
Schedule of Loans to Customer [Line Items]
Loans to customers		$ (403,234)	$ (417,044)

[1]	In this item, the Bank finances its clients’ purchases of assets, including real estate and other personal property, through financial lease agreements. As of December 31, 2024, Ch$993,167 million corresponds to financial leases for real estate (Ch$922,174 million in December 31, 2023) and Ch$998,816 million corresponds to financial leases for other assets (Ch$900,701 million in December 31, 2023).